Description of the business and summary of significant accounting policies - Aircraft, rotable spare parts, furniture and equipment, net (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 22, 2022 USD ($)	Oct. 31, 2021 engine	Feb. 28, 2021 engine	Dec. 31, 2022 USD ($) agreement aircraft	Dec. 31, 2021 engine	Dec. 31, 2021 USD ($)	Dec. 31, 2021 aircraft	Dec. 31, 2021 agreement	Dec. 31, 2021	Dec. 31, 2020 USD ($)
Aircraft, rotable spare parts, furniture and equipment, net
Maintenance deposits expensed as supplemental rent				$ 48,172		$ 38,227				$ 20,063
Number of aircraft added to fleet | aircraft				18			15
Number of aircraft with lease term extended		1	2	5	3		15
Number of engine agreements for which lease term extended | agreement				2				3
Maintenance deposits expensed to contingent rent prior to lease extensions				$ 0
Length of time before routine aircraft and engine maintenance is required				24 months
Maximum length of time before routine aircraft and engine maintenance				36 months
Length of time before major aircraft and engine maintenance is required				6 years
Depreciation				$ 90,790		50,297				37,383
Capitalized borrowing costs				$ 7,915		7,098				17,872
Rate used to determine amount of borrowing cost				5.34%					2.76%
Impairment charges on rotable spare parts, furniture and equipment				$ 0		0				0
Airframe sale and purchase agreement with SETNA IO LLC, total amount of the transaction	$ 901
Carrying amount of the remaining owned aircraft				795
Aircraft leases
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation				5,182		5,790
Constructions and improvements
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation				607		800
Computer equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation				$ 95		277
Annual depreciation rate				25.00%
Workshop tools
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation				$ 55		178
Annual depreciation rate				33.30%
Electric power equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation				$ 51		62
Annual depreciation rate				10.00%
Communications equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation				$ 38		50
Annual depreciation rate				10.00%
Workshop machinery and equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation				$ 110		95
Annual depreciation rate				10.00%
Motorized transport equipment platform.
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate				25.00%
Service carts on board
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation				$ 37		38
Annual depreciation rate				20.00%
Office furniture and equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation				$ 232		274
Annual depreciation rate				10.00%
Leasehold improvements to flight equipment
Aircraft, rotable spare parts, furniture and equipment, net
Additions				$ 138,811		85,940
Amortization of major maintenance leasehold improvement				83,071		40,744				$ 30,555
Depreciation				$ 84,228		$ 42,618
Minimum
Aircraft, rotable spare parts, furniture and equipment, net
Duration of routine aircraft and engine maintenance				7 days
Minimum | Aircraft leases
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate				4.00%
Maximum
Aircraft, rotable spare parts, furniture and equipment, net
Duration of routine aircraft and engine maintenance				12 days
Duration of major aircraft and engine maintenance				42 days
Maximum | Aircraft leases
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate				16.70%